Note 4 - Unproved Mineral Properties (Detail) - Acquiring and Maintaining Unproved Mineral Properties (USD $)	12 Months Ended
	Jan. 31, 2013		Jan. 31, 2012
Balance	$ 852,611		$ 796,828
Additions	58,054
Property Taxes Paid/Accrued	80,888
Impairment	(83,159)
Farellon Project [Member]
Balance	634,310		594,722
Additions	13,142
Property Taxes Paid/Accrued	26,446
Impairment	0
Farellon Alto [Member]
Balance	580,234	[1]	552,976	[1]
Additions	13,142	[1]
Property Taxes Paid/Accrued	14,116	[1]
Impairment	0	[1]
Cecil [Member]
Balance	54,076		41,746
Additions	0
Property Taxes Paid/Accrued	12,330
Impairment	0
Perth Project [Member]
Balance	75,346		19,371
Additions	20,031
Property Taxes Paid/Accrued	35,944
Impairment	0
Mateo Project [Member]
Balance	142,955		122,329
Additions	15,634
Property Taxes Paid/Accrued	4,992
Impairment	0
Margarita [Member]
Balance	19,099		18,195
Additions	0
Property Taxes Paid/Accrued	904
Impairment	0
Che [Member]
Balance	25,079	[2]	23,895	[2]
Additions	0	[2]
Property Taxes Paid/Accrued	1,184	[2]
Impairment	0	[2]
Irene [Member]
Balance	48,142		47,174
Additions	0
Property Taxes Paid/Accrued	968
Impairment	0
Mateo [Member]
Balance	50,635		33,065
Additions	15,634
Property Taxes Paid/Accrued	1,936
Impairment	0
Veta Negra Project [Member]
Balance			58,480
Additions	9,247
Property Taxes Paid/Accrued	13,506
Impairment	(81,233)
Veta Negra [Member]
Balance		[3]	18,480	[3]
Additions	9,247	[3]
Property Taxes Paid/Accrued	10,129	[3]
Impairment	(37,856)	[3]
Pibe [Member]
Balance		[3]	40,000	[3]
Additions	0	[3]
Property Taxes Paid/Accrued	3,377	[3]
Impairment	(43,377)	[3]
Generative Claims [Member]
Balance			1,926
Impairment	$ (1,926)

[1]	The claim is subject to a 1.5% royalty on the net sales of minerals extracted from the property to a total of $600,000. The royalty payments are due monthly once exploitation begins, and are subject to minimum payments of $1,000 per month. The Company has no obligation to pay the royalty if it does not commence exploitation.
[2]	The claims are subject to a 1% royalty on the net sales of minerals extracted from the property to a total of $100,000. The royalty payments are due monthly once exploitation begins and are not subject to minimum payments. The Company has no obligation to pay the royalty if it does not commence exploitation.
[3]	See abandoned claims below.